CASH AND BANK BALANCES (Details Narrative) - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cash	¥ 3,808,000	¥ 3,936,000
Restricted cash and cash equivalents		2,069,000
Cash collateral for bank borrowings
Cash collateral for derivative financial liability
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Cash		¥ 306,000